Assets Held for Sale - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment Assets Held-for-sale Disclosure [Abstract]
Assets held-for-sale, long-lived assets	$ 0	$ 0	$ 16,316,000
Impairment loss on assets held for sales	0	0	$ 19,035,000
Value of assets held-for-sale	$ 0	1,670,000
Proceeds from disposition of assets held-for-sale		1,703,000
Gain (Loss) from discontinued operations		$ 33,000